December 17, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dreyfus Growth and Value Funds, Inc. (the "Fund")
     File Nos. 33-51061, 811-7123

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on December 11, 1998.

     If you have any questions, please do not hesitate to contact the undersigned at (212) 922-6855.

                                             Sincerely yours,



                                             Lisa R. Grosswirth

LRG\

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan LLP
     Michael A. Rosenberg